INVESTMENT IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
INVESTMENT IN SUBSIDIARIES
INVESTMENT IN SUBSIDIARIES

14.INVESTMENT IN SUBSIDIARIES

Company

Details of the Company’s subsidiaries at 31 December 2021 and 31 December 2020 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	*
Argo Innovation Labs Limited	UK	100%	100%	Dormant
Argo Innovation Facilities (US) Inc.	USA	100%	100%	*
9377-2556 Quebec Inc.	Canada	100%	100%	**
9366-5230 Quebec Inc.	Canada	100%	100%	**

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

	2021	2020
Investment in subsidiaries	£’000	£’000

At 1 January	—	—
Additions	12,181	—
At 31 December	12,181	—

The cost of the investment above is in respect of the DPN LLC acquisition. Further detail can be found in note 19.

The Company’s interest in Argo innovation Labs Inc. was acquired on incorporation of the company, previously named Argo Blockchain Canada Holdings Inc., on 12 January 2019.

The registered office of Argo Blockchain Canada Holdings Inc. is 700-401 West Georgia Street, Vancouver, BC V6B 5A1 Canada. On 8 January 202 Argo Blockchain Canada Holdings Inc.’s name was changed to Argo Innovation Labs Inc..

On 1 September 2019 the Company acquired 100% of Argo Mining Limited for £1 (one). The registered office is 9th Floor 16 Great Queen Street, London, England, WC2B 5DG. On 14 January 2020 Argo Mining Limited changed its name to Argo Innovation Labs Limited. This company was dormant in the years ended 31 December 2020 and 2021.

Argo innovation Facilities (US) Inc was incorporated on 25 February 2021 with a registered address of 2028 East Ben White Blvd. Austin, TX 78740.

9377-2556 Quebec Inc.and 9366-5230 Quebec Inc.are the GPUone subsidiaries acquired on 11 May 2021 with registered addresses of 8 avenue William Dobell, Baie-Comeau, Quebec G4Z 1T7 and 10205 Irene Vachon, Mirabel, Quebec J7N 3E3 respectively. More information on this acquisition can be found in note 17.